PROPERTY AND EQUIPMENT (Table)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and equipment

At December 31, 2017 and 2016, property and equipment consisted of the following:

	Useful Life	2017	2016

Machinery and equipment	5 - 7 years	$52,538	$49,084
Furniture and office equipment	3 - 7 years	45,063	45,063
Vehicles	5 years	68,341	68,341
Leasehold improvements	3 years	16,701	16,701
		182,643	179,189
Less: accumulated depreciation		(91,520)	(53,225)
Property and equipment, net		$91,123	$125,964